Filed pursuant to Rule 497(e)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

Hennessy Energy Transition Fund

Investor Class HNRGX | Institutional Class HNRIX

Hennessy Midstream Fund

Investor Class HMSFX | Institutional Class HMSIX

January 31, 2022

Supplement to the Statutory Prospectus dated March 1, 2021

Effective as of January 31, 2022, (1) the name of the Hennessy BP Energy Transition Fund has been changed to the Hennessy Energy Transition Fund, (2) the name of the Hennessy BP Midstream Fund has been changed to the Hennessy Midstream Fund (together with the Hennessy Energy Transition Fund, the “Funds”), (3) BP Capital Fund Advisors, LLC is no longer a sub-advisor for the Funds, (4) Benton Cook is employed by the investment manager to the Funds and remains a Portfolio Manager of the Funds, (5) Kevin Gallagher is no longer a Portfolio Manager of the Funds, and (6) L. Joshua Wein is now a Portfolio Manager of the Funds.

Accordingly, the following amendments are made to the prospectus:

•	All references to the Hennessy BP Energy Transition Fund are replaced in their entirety with references to the Hennessy Energy Transition Fund.

•	All references to the Hennessy BP Midstream Fund are replaced in their entirety with references to the Hennessy Midstream Fund.

•	The phrase “was managed by BP Capital Fund Advisors, LLC, and” is removed from the fifth sentence of the “Performance Information” section for each Fund.

•	The “Sub-Advisor” section is deleted in its entirety for each Fund.

•	The “Portfolio Managers” section for the Hennessy Energy Transition Fund is replaced in its entirety as follows:

Portfolio Managers

Benton Cook, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Cook has served as a Portfolio Manager of the Fund since September 2019 and has been employed by the Investment Manager since January 2022. His service on the Fund prior to January 2022 was at the prior sub-advisor to the Fund, which he joined in 2017. Mr. Wein has served as a Portfolio Manager of the Fund since January 2022 and has been employed by the Investment Manager since September 2018.

•	The “Portfolio Managers” section for the Hennessy Midstream Fund is replaced in its entirety as follows:

Portfolio Managers

Benton Cook, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Cook has served as a Portfolio Manager of the Fund since June 2017 and has been employed by the Investment Manager since January 2022. His service on the Fund prior to January 2022 was at the prior sub-advisor to the Fund, which he joined in 2017. Mr. Wein has served as a Portfolio Manager of the Fund since January 2022 and has been employed by the Investment Manager since September 2018.

•
In the section “Portfolio Managers Employed by the Investment Manager” under the heading “Management of the Funds,” the following paragraph is inserted immediately after the paragraph titled “Neil J. Hennessy”:

Benton Cook, CFA, has served as a Portfolio Manager of the Hennessy Energy Transition Fund since September 2019 and of the Hennessy Midstream Fund since June 2017. His service on such funds prior to January 2022 was at BP Capital Fund Advisors, LLC, the prior sub-advisor to the funds, which he joined in 2017. Mr. Cook was a Portfolio Manager with Mariner Investment Group from 2016 to 2017 and a Portfolio Manager with A.G. Hill Partners from 2009 to 2015. Mr. Cook has been employed by the Investment Manager since January 2022.

•
In the section “Portfolio Managers Employed by the Investment Manager” under the heading “Management of the Funds,” the following is added as the penultimate sentence in the paragraph titled “L. Joshua Wein”: “He also has served as a Portfolio Manager of the Hennessy Energy Transition Fund and the Hennessy Midstream Fund since January 2022.”

•	In the section “Sub-Advisors” under the heading “Management of the Funds,” the fourth paragraph regarding BP Capital Fund Advisors, LLC is deleted in its entirety.

•	In the section “Portfolio Managers Employed by Sub-Advisors” under the heading “Management of the Funds,” the portion regarding BP Capital Fund Advisors, LLC is deleted in its entirety.

•	In the section “Sub-Advisory Fee” under the heading “Management of the Funds,” the third bullet point is deleted in its entirety.

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Please Read Carefully and Keep for Future Reference